UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler            Charlottesville, VA            May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             2

Form 13F Information Table Entry Total:       19

Form 13F Information Table Value Total:  $452,579
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name

1.       028-06345                  Peninsula Investment Partners, LP
2.       028-10690                  Peninsula Capital Appreciation, LLC


                                                      FORM 13F INFORMATION TABLE




COLUMN 1                      COLUMN  2      COLUMN 3     COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                      VALUE      SHRS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS       CUSIP       (X$1000)   PRN AMT    PRN CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
--------------                --------       -----       --------   -------    --- ----  ----------  --------  ----      ------ ----
AIRTRAN HLDGS INC             COM            00949P108    15,925     3,500,000 SH        SHARED      1, 2       3,500,000
ALLEGIANT TRAVEL CO           COM            01748X102     4,546       100,000 SH        SHARED      1, 2         100,000
BANK OF AMERICA CORPORATION   COM            060505104    13,640     2,000,000 SH        SHARED      1, 2       2,000,000
CINCINNATI BELL INC NEW       COM            171871106    23,000    10,000,000 SH        SHARED      1, 2      10,000,000
COGENT COMM GROUP INC         COM NEW        060505104    28,800     4,000,000 SH        SHARED      1, 2       4,000,000
DAVITA INC                    COM            23918K108   123,060     2,800,000 SH        SHARED      1, 2       2,800,000
DISH NETWORK CORP             CL A           25470M109    14,921     1,343,015 SH        SHARED      1, 2       1,343,015
ECHOSTAR CORP                 CL A           278768106    16,276     1,097,483 SH        SHARED      1, 2       1,097,483
FIBERTOWER CORP               COM            31567R100       761     3,900,000 SH        SHARED      1, 2       3,900,000
GENERAL ELECTRIC CO           COM            369604103    30,330     3,000,000 SH        SHARED      1, 2       3,000,000
GRACE W R & CO DEL NEW        COM            38388F108    68,039    10,765,600 SH        SHARED      1, 2      10,765,600
LIBERTY MEDIA CORP NEW        INT COM SER A  53071M104     2,900     1,000,000 SH        SHARED      1, 2       1,000,000
LIBERTY MEDIA CORP NEW        CAP COM SER A  53071M302     6,980     1,000,000 SH        SHARED      1, 2       1,000,000
LIBERTY MEDIA CORP NEW        ENT COM SER A  53071M500    69,041     3,460,700 SH        SHARED      1, 2       3,460,700
STANLEY FURNITURE INC         COM NEW        854305208     6,119       813,716 SH        SHARED      1, 2         813,716
SUNCOR ENERGY INC             COM            867229106     4,442       200,000 SH        SHARED      1, 2         200,000
TIVO INC                      COM            888706108     4,928       700,000 SH        SHARED      1, 2         700,000
VALASSIS COMMUNICATIONS INC   COM            918866104     6,280     4,000,000 SH        SHARED      1, 2       4,000,000
WSFS FINL CORP                COM            929328102    12,591       563,088 SH        SHARED      1, 2         563,088


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